Taxes - Summary of Income Tax Benefit (Provision) (Details)-10K - USD ($) $ in Thousands	3 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
DEFERRED:
Income tax (benefit) / provision	$ (22,337)	$ (3,057)